S-K 1604(b)(4) De-SPAC Prospectus Summary, Compensation	Aug. 28, 2026
De-SPAC, Compensation, Prospectus Summary [Line Items]
De-SPAC, Compensation, Prospectus Summary, Terms [Text Block]

Sponsor and Affiliates Compensation

Set forth below is a summary of the amount of compensation and securities received or to be received by the Sponsor, its affiliates and JATT’s directors, officers and their affiliates in connection with the Business Combination and related transactions.

Entity	Amount of Compensation To be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
Sponsor

1,350,000 shares of Post-Closing Company Common Stock upon conversion of 1,350,000 Founder Shares (after giving effect to the 225,000 Founder Shares surrendered by the Sponsor to JATT for no consideration following the closing of the IPO upon the non-exercise of the underwriters’ over-allotment option and to the Sponsor Forfeiture). Prior to the closing of JATT’s IPO, the management team received indirect interests in Founder Shares through membership interests in the Sponsor, including (i) 150,000 Founder Shares to Dr. Someit Sidhu, the Chairman and Chief Executive Officer of JATT, for his services, (ii) 50,000 Founder Shares to Nicholas Fernandez, JATT’s Chief Financial Officer, for his services, (iii) 25,000 to each of the independent directors of JATT for their services to the JATT Board, and (iv) 25,000 Founder Shares to an independent consultant of JATT for his services in connection with the IPO.

$25,000 (approximately $0.014 per share)

Entity	Amount of Compensation To be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid

	300,000 shares of Post-Closing Company Common Stock upon conversion of the 300,000 Private Placement Shares	$3,000,000 ($10.00 per share)

Sponsor, JATT officers, directors, or their affiliates

Finder’s fees, advisory fees, consulting fees, success fees and reimbursement for any out-of-pocket expenses related to identifying, investigating, negotiating and completing an initial business combination. There is no cap or ceiling on the reimbursement of out-of-pocket expenses incurred by such persons in connection with activities on our behalf.

Working Capital Loans to finance transaction costs in connection with the Business Combination.

Up to $1,500,000 in working capital loans, which loans may be convertible into shares of the Post-Closing Company at the price of $10.00 per unit. As of June 30, 2026, JATT had no outstanding borrowings or commitments under the Working Capital Loans.